Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Sep. 12, 2016
Document Creation Date	dei_DocumentCreationDate	Aug. 15, 2016